Investments in associates and joint ventures (Details Narrative) - BHSA [Member] - ARS ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Investment in associates	$ 107,850	$ 95,394
Discount actual dividend flows	19.60%	18.51%
Employee compensation plan		26,831.0
Interest excluding the treasury stock	29.89%
Discount rate reduction value	$ 8,177	$ 6,468
Treasury stock, shares		22.5